SUBSEQUENT EVENTS (Details Textual) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended									128 Months Ended	137 Months Ended							1 Months Ended		12 Months Ended	0 Months Ended		9 Months Ended					0 Months Ended	1 Months Ended		0 Months Ended	9 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended		9 Months Ended								0 Months Ended				1 Months Ended	0 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended							0 Months Ended			9 Months Ended		1 Months Ended			0 Months Ended
	Mar. 14, 2013	Jul. 21, 2012	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2002	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Dec. 31, 2003	Oct. 31, 2012	Jul. 31, 2013	Jun. 14, 2013	Mar. 10, 2013	Dec. 31, 2012	Dec. 26, 2012	Sep. 25, 2012	May 14, 2012	Dec. 31, 2012 Tonaquint Note [Member]	Dec. 13, 2012 Tonaquint Note [Member]	Oct. 31, 2012 Mr Moore [Member]	Nov. 12, 2012 Asher [Member]	Sep. 11, 2012 Asher [Member]	Jul. 31, 2013 Asher [Member]	Oct. 31, 2012 Asher [Member]	Oct. 31, 2011 Asher [Member]	Jan. 17, 2013 Sale Of Stock Under Equity Enhancement Program [Member]	Dec. 31, 2012 Sale Of Stock Under Equity Enhancement Program [Member]	Feb. 12, 2013 Sale Of Stock Under Equity Enhancement Program [Member] Hanover Purchase Agreement [Member]	Jan. 17, 2013 Sale Of Stock Under Equity Enhancement Program [Member] Hanover Purchase Agreement [Member]	Dec. 31, 2012 Sale Of Stock Under Equity Enhancement Program [Member] Hanover Purchase Agreement [Member]	May 14, 2012 May 2012 Note Financing [Member]	Jul. 31, 2013 May 2012 Note Financing [Member]	Oct. 31, 2012 May 2012 Note Financing [Member]	Oct. 31, 2011 May 2012 Note Financing [Member]	Aug. 19, 2013 Termination Agreement [Member]	Dec. 06, 2012 Private Placements of Convertible Notes to Hanover [Member]	Dec. 31, 2012 Other Hanover Related Transactions [Member]	Dec. 20, 2012 Ironridge Settlement [Member]	Dec. 21, 2012 Ironridge Settlement [Member]	Dec. 26, 2012 JMJ Note [Member]	Jun. 21, 2013 Redwood Management LLC [Member]	Jul. 31, 2013 Redwood Management LLC [Member]	Oct. 31, 2012 Redwood Management LLC [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Aug. 12, 2013 Subsequent Event [Member]	Aug. 14, 2013 Subsequent Event [Member]	Sep. 04, 2013 Subsequent Event [Member] Jmj Financial [Member]	Sep. 09, 2013 Subsequent Event [Member] Jmj Financial [Member]	Sep. 18, 2013 Subsequent Event [Member] Jmj Financial [Member]	Aug. 14, 2013 Subsequent Event [Member] Jmj Financial [Member]	Sep. 05, 2013 Subsequent Event [Member] Jmj Financial [Member]	Aug. 09, 2013 Subsequent Event [Member] Jmj Financial [Member]	Sep. 11, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Sep. 12, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Sep. 25, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Aug. 14, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Aug. 20, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Jul. 31, 2013 Subsequent Event [Member] Tonaquint Note [Member]	Aug. 19, 2013 Subsequent Event [Member] Mr Moore [Member]	Aug. 28, 2013 Subsequent Event [Member] Yenson Co. Ltd. [Member]	Sep. 17, 2013 Subsequent Event [Member] Accredited Investor [Member]	Sep. 26, 2013 Subsequent Event [Member] Accredited Investor [Member]	Sep. 27, 2013 Subsequent Event [Member] Accredited Investor [Member]	Aug. 15, 2013 Subsequent Event [Member] Sale Of Stock Under Equity Enhancement Program [Member] Hanover Purchase Agreement [Member]	Aug. 15, 2013 Subsequent Event [Member] Sale Of Stock Under Equity Enhancement Program [Member] Tonaquint Note [Member]	Aug. 08, 2013 Subsequent Event [Member] May 2012 Note Financing [Member]	Jul. 31, 2013 Subsequent Event [Member] May 2012 Note Financing [Member]	Jul. 31, 2013 Subsequent Event [Member] Private Placement Agreement [Member]	Sep. 18, 2013 Subsequent Event [Member] Redwood Management LLC [Member]	Sep. 27, 2013 Subsequent Event [Member] Redwood Management LLC [Member]	Sep. 17, 2013 Subsequent Event [Member] Two Year Warrant [Member] Accredited Investor [Member]	Sep. 04, 2013 Subsequent Event [Member] Private Placement [Member] Jmj Financial [Member]	Aug. 14, 2013 Subsequent Event [Member] Minimum [Member]	Aug. 14, 2013 Subsequent Event [Member] Maximum [Member]
Subsequent Event [Line Items]
Conversion of debenture to Common Stock											$ 1,000,000	$ 300,000	$ 613,158	$ 15,969														$ 103,500									$ 870,000																													$ 55,254										$ 83,333	$ 83,333
Stock Issued During Period, Shares, New Issues																																											267,117													51,000										33,309		11,466		45,353
Debt Instrument, Convertible, Conversion Price																			$ 3.75			$ 10.625	$ 20.00	$ 20.00				$ 6.50								$ 18.75	$ 3.16				$ 3.75					$ 6.25																				$ 2.53	$ 3.00				$ 4.9					$ 3.16	$ 3.16						$ 1.89	$ 2.20
Stock Issued During Period, Shares, Issued for Services																																																							3,600	15,723																						4,000
Stock Issued During Period, Value, Issued for Services								115,500	18,180	86,001	73,800	54,858																																											15,000	50,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans																																																							2,330																				10,500
Stock Issued During Period, Value, Employee Stock Purchase Plan						18,301																																																	7,027
Convertible Debt																																					83,000																								39,600	67,515
Debt Instrument, Face Amount		250,000	76,491			158,824									158,824	76,491				100,000						153,500															100,000	340,522			125,000												800,000									49,444
Interest Payable																																																																		5,810
Development Stage Entities, Stock Issued, Shares, Issued for Cash																																	64,000	35,200	55,924
Stock Price			$ 3.50			$ 5.625	$ 17.625								$ 5.625	$ 3.50															$ 4.675	$ 3.325	$ 8.04																																									$ 2.81
Net Proceeds Of Issuance Of Common Stock			3,011,872	0			0								11,988,230	15,000,102																	515,520	164,656.80	185,975																						50,000																	29,516
Debt Instrument Convertible Conversion Floor Price																																																																			$ 2.50
Convertible Notes Payable, Current																							890,000			153,500	103,500									953,333										277,777																					108,000
Debt Instrument Purchase Price																										150,000						10,000,000									100,000																720,000										100,000
Debt Instrument, Interest Rate, Stated Percentage		33.00%																					8.00%			8.00%	8.00%														12.00%	6.00%				5.00%											5.00%										20.00%		12.00%
Repayments Of Debt																																																																			2,000,000
Stock Options Granted Under Incentive Plan																																																																					30,000
Issuance Of Warrants To Purchase Common Stock																																																																						22,161
Long-term Debt, Gross		250,000																250,000			100,000																								115,000															525,000
Warrants Expiration Term																																																																						3 years
Proceeds From Convertible Debt			2,110,500	500,000		3,282,463	8,351,423								17,859,400	19,969,900										150,000	100,000									715,000										250,000														100,000							108,000
Proceeds From Notes Payable			0	2,388,963		250,000	0								250,000	250,000																																												625,000
Remaining Available Principal Amount To Lend																																																												95,000
Stock Issued To Satisfy Second Installment Payment																																																																		21,843
Percentage Of Volume Weighted Average Price																																														70.00%																					80.00%
Annualized Compensation Monthly For Consulting Agreement																																																																					350,000
Description Of Payment For Consulting Agreement																																																																					a one-time $100,000 payment if the Company closes a financing greater than $5,000,000 during the initial term of the agreement (which one-time payment may be increased to $429,076.59 at the Companys discretion if the financing exceeds $15,000,000)
Stock Issued During Period, Value, New Issues					235,000		1,676,554	6,828,293			9,380,902														12,000																		692,761														5,000,000													100,000
Stock Issued During Period Price Per Share																																																																						$ 2.21
Percentage Of Warrant Coverage																																																																						50.00%
Issuance Of Warrants To Purchase Common Stock Exercise Price																																																																						$ 2.76
Debt Instrument Origination Fee																																																																																		50,000
Convertible Notes Payable			2,037,962			2,093,640	6,016,399								2,093,640	2,037,962												507,830	150,687	0							83,333	588,313	0								388,751	0																																		800,000
Debt Conversion, Converted Instrument, Shares Issued	170,624																											16,439									275,240																					21,000	20,438				55,387	46,816	49,157						25,582	33,750	158,385			26,371				125,000	30,154	19,231
Debt Instrument Discount Percentage																											8.00%									25.00%										10.00%											10.00%
Debt Conversion Convertible Instrument Borrowed Amount																																																									500,000
Debt Conversion Convertible Instrument Remaining Borrowed Amount																																																									220,000
Debt Instrument, Maturity Date		Dec. 31, 2012																																		May 18, 2013	May 18, 2012									Dec. 30, 2013											Sep. 04, 2014
Debt Instrument, Convertible, Terms Of Conversion Feature																																															The Company agreed to reserve at least 2.5 times the number of shares of its common stock actually issuable upon full conversion of the Redwood Note, and not to take certain actions without Redwoods consent and granted Redwood the right, at its election, to participate in future financings subject to certain limited exceptions. So long as the Company is not in default, and provided it has given 20 days prior written notice, it may prepay the Redwood Note in full at any time at a premium of 110% of the amount owed (which multiple increases 4 months after the issuance date). In addition, if the Company completes a financing of $7,000,000 or more, Redwood has the right, at its election, to require the Company to repay the Redwood Note in full on the closing date of such financing on the same payment terms as noted in the preceding sentence. The Redwood Note includes customary event of default provisions, and provide for a default rate of 14%.										convertible promissory note is convertible at any time, in whole or in part, at JMJ Financials option into shares of the Companys common stock at the lesser of $2.65 or 70% of the average of the lowest two closing prices in the 20-day pricing period preceding a conversion.
Investors Minimum Beneficially Ownership Percentage																										4.99%	4.99%																			4.99%											4.99%
Conversion of Stock, Shares Issued																																																									2,000,000
Debt Instrument, Interest Rate Terms																																																									18%
Debt Instrument, Debt Default, Description of Notice of Default																																																									150% of the outstanding principal amount of the note plus 100% of all interest, liquidated damages and other amounts owing under the note.
Advisory Fees For Services In Termination Of Agreement																																								589,000
Class Of Warrant Term Of Warrants																																								3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																								30,154
Class Of Warrant Exercise Price Of Warrants						$ 18.75	$ 18.75								$ 18.75																									$ 4.90									$ 5.625	$ 6.625	$ 18.75	$ 21.25	$ 21.25	$ 24.40
Additional Advisory Fees For Services In Termination Of Agreement																																								150,000
Percentage Of Common Stock Issuable Upon Conversion																										65.00%	61.00%									50.00%
Outstanding Shares In Percentage																										4.99%															4.99%
Return Of Common Stock Shares																																												92,882
Common Stock, Shares Authorized			25,000,000			25,000,000	25,000,000								25,000,000	25,000,000	25,000,000																											360,000
Common Stock, Par Or Stated Value Per Share			$ 0.001			$ 0.001	$ 0.001								$ 0.001	$ 0.001	$ 0.001	$ 0.001																										$ 0.001
Closing Price Of Common Stock In Percentage																																													70.00%
Common Stock, Conversion Features																																										Prior to the date of this filing, all Magna Exchange Notes (including the $400K Magna note in Footnote 6) have been converted in full into 202,521 shares of our common stock in accordance with its terms and no longer remains outstanding.
Subsequent Event, Description																							On December 13, 2012, we entered into an agreement, which we refer to as the Tonaquint Purchase Agreement, with Tonaquint, Inc., which we refer to as Tonaquint, whereby we issued Tonaquint a secured convertible promissory note for the initial principal sum of $890,000, which we refer to as the Tonaquint Note. The Tonaquint Note bears interest at a rate of 8% and is due 26 months after its issue date. The Tonaquint Note can be converted at a fixed price of $20.00 per share but is subject to reduction in the event that we issue shares below the conversion price of $20.00.																				The Order, together with the Stipulation for Settlement of Claims, which we refer to as the Stipulation, dated December 19, 2012, between us and Ironridge Global IV, Ltd., which we refer to as Ironridge, provides for the full and final settlement of Ironridges $692,761 claim against us in connection with past due invoices relating to attorney fees, which Ironridge purchased pursuant to a Receivable Purchase Agreement, dated December 14, 2012, which we refer to as the Claim.
Debt Conversion, Description																							On the closing date, Tonaquint (i) funded us with $490,000 in cash, (ii) issued a secured mortgage note in the principal amount of $200,000, which we refer to as Mortgage Note 1, and (iii) issued an additional secured mortgage note in the principal amount of $200,000, which we refer to as Mortgage Note 2. Mortgage Note 1 bears interest at a rate of 5% and is due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) 8 months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions. Mortgage Note 2 bears interest at a rate of 5% and is due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) 10 months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions.
Debt Conversion, Original Debt, Amount																																																										$ 39,690					$ 334,736	$ 334,736	$ 334,736														$ 38,628	$ 277,778